Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul. 29, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Class A Shares, Class C Shares, Institutional Shares, Investor Shares, Class P Shares, Class R Shares, and Class R6 Shares of the

Goldman Sachs Income Fund

(the “Fund”)

Supplement dated October 30, 2020 to the

Multi-Class and Class P Prospectus (the “Prospectuses”) and

Statement of Additional Information (the “SAI”),

each dated July 29, 2020, as supplemented to date

Effective immediately the Prospectuses and SAI are revised as follows:

The following replaces in its entirety the first sentence in the third to last paragraph of the “Goldman Sachs Income Fund—Summary—Principal Strategy” section of the Prospectuses:

The Fund’s target average duration range under normal interest rate conditions is expected to be between 0 and 8 years, and over the last five years ended June 30, 2020, the duration of the Bloomberg Barclays US Aggregate Bond Index has ranged between 5.11 and 5.60 years.

Goldman Sachs Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Class A Shares, Class C Shares, Institutional Shares, Investor Shares, Class P Shares, Class R Shares, and Class R6 Shares of the

Goldman Sachs Income Fund

(the “Fund”)

Supplement dated October 30, 2020 to the

Multi-Class and Class P Prospectus (the “Prospectuses”) and

Statement of Additional Information (the “SAI”),

each dated July 29, 2020, as supplemented to date

Effective immediately the Prospectuses and SAI are revised as follows:

The following replaces in its entirety the first sentence in the third to last paragraph of the “Goldman Sachs Income Fund—Summary—Principal Strategy” section of the Prospectuses:

The Fund’s target average duration range under normal interest rate conditions is expected to be between 0 and 8 years, and over the last five years ended June 30, 2020, the duration of the Bloomberg Barclays US Aggregate Bond Index has ranged between 5.11 and 5.60 years.